RELATED PARTIES BALANCES AND TRANSACTIONS - Borrowing from related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314	$ 1,502	$ 42,147	$ 73,073
Related party
RELATED PARTIES BALANCES AND TRANSACTIONS
Total			42,147	73,073
Related party | Shanghai Longruan Business Consulting Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total				72,307
Related party | Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total			25,000
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314	$ 1,502	$ 17,147	$ 766